Segment Reporting - Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Jun. 30, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 29,666	$ 19,255	$ 19,639	$ 13,013	$ 81,573
Furniture, fixtures and equipment, net	21,154				21,154	$ 62,546	$ 47,947
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Furniture, fixtures and equipment, net	18,087				18,087		42,503
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Furniture, fixtures and equipment, net	2,960				2,960		4,996
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Furniture, fixtures and equipment, net	$ 107				$ 107		$ 448